Leases - Schedule of Weighted-Average Remaining Lease Term and Discount Rate (Details)	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Operating leases, weighted-average remaining lease term	7 years 9 months 18 days	5 years 4 months 24 days
Finance leases, weighted-average remaining lease term	3 years 6 months	4 years 4 months 24 days
Operating leases, weighted-average discount rate	4.60%	4.40%
Finance leases, weighted-average discount rate	4.50%	4.40%